Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Lessor Disclosure [Abstract]
Future minimum payments receivable		$ 1,154,658	$ 1,179,515
Less: unearned income		(342,871)	(354,769)
Container leaseback financing receivable	[1]	811,787	824,746
Less: Allowance for credit losses		(74)	(114)
Container leaseback financing receivable, net	[2]	811,713	824,632
Amounts due within one year		54,710	53,652
Amounts due beyond one year		$ 757,003	$ 770,980

[1]	One major customer represented 97.7% and 97.4% of the Company’s container leaseback financing receivable portfolio as of March 31, 2023 and December 31, 2022, respectively.
[2]	As of March 31, 2023 and December 31, 2022, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $705,128 and $732,951, respectively, and was measured using Level 2 inputs.